Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets
The following table summarizes revenues and associated expenses related to HMLP:

For the years ended December 31,	2024	2023
Revenues from Construction and Management Services	155	160
Transportation Expenses	278	295

	2024	2023
Fair Value, Beginning of Year	131	55
Acquisitions	7	13
Changes in Fair Value	81	63
Fair Value, End of Year	219	131

Summary of Unrealized Risk Management Positions
Summary of Risk Management Positions

	2024			2023
	Risk Management			Risk Management
As at December 31,	Asset	Liability	Net	Asset	Liability	Net
Crude Oil, Natural Gas, Condensate and Refined Products	9	10	(1)	11	19	(8)
Power Contracts	6	—	6	2	—	2
Renewable Power Contracts	5	—	5	18	—	18
Foreign Exchange Rate Contracts	—	3	(3)	—	—	—
	20	13	7	31	19	12

Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value
The following table presents the Company’s fair value hierarchy for risk management assets and liabilities carried at fair value:

As at December 31,	2024	2023
Level 2 – Prices Sourced From Observable Data or Market Corroboration	2	(6)
Level 3 – Prices Sourced From Partially Unobservable Data	5	18
	7	12

Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities
The following table provides a reconciliation of changes in the fair value of Cenovus’s risk management assets and liabilities:

	2024	2023
Fair Value of Contracts, Beginning of Year	12	46
Change in Fair Value of Contracts in Place at Beginning of Year	(20)	—
Change in Fair Value of Contracts Entered Into During the Year	(30)	(45)
Fair Value of Contracts Realized During the Year	46	9
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	(1)	2
Fair Value of Contracts, End of Year	7	12
Offsetting Financial Assets and Liabilities
Cenovus offsets risk management assets and liabilities when the counterparty, currency and timing of settlement are the same.

Summary of Offsetting Risk Management Positions

	2024			2023
	Risk Management			Risk Management
As at December 31,	Asset	Liability	Net	Asset	Liability	Net
Recognized Risk Management Positions
Gross Amount	38	31	7	71	59	12
Amount Offset	(18)	(18)	—	(40)	(40)	—
Net Amount	20	13	7	31	19	12

Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax

For the years ended December 31,	2024	2023
Realized (Gain) Loss	46	9
Unrealized (Gain) Loss	12	52
(Gain) Loss on Risk Management	58	61
The impact of fluctuating commodity prices and foreign exchange rates on the Company’s open risk management positions could have resulted in an unrealized gain (loss) impacting earnings before income tax as follows:

As at December 31, 2024	Sensitivity Range	Increase	Decrease
Crude Oil and Condensate Commodity Price	± US$10.00/bbl Applied to WTI, Condensate and Related Hedges	—	—
Crude Oil and Condensate Differential Price (1)	± US$2.50/bbl Applied to Differential Hedges Tied to Production	20	(20)
WCS (Hardisty) Differential Price	± US$2.50/bbl Applied to WCS Differential Hedges Tied to Production	(6)	6
Refined Products Commodity Price	± US$10.00/bbl Applied to Heating Oil and Gasoline Hedges	(3)	3
Natural Gas Commodity Price	± US$0.50/Mcf Applied to Natural Gas Hedges Tied to Production	—	—
Natural Gas Basis Price	± US$0.25/Mcf Applied to Natural Gas Basis Hedges	1	(1)
Power Commodity Price	± C$10.00/MWh (2) Applied to Power Hedges	46	(46)
U.S. to Canadian Dollar Exchange Rate	± $0.05 in the U.S. to Canadian Dollar Exchange Rate	24	(28)
(1)Excluding WCS at Hardisty.
(2)One thousand kilowatts of electricity per hour (“MWh”).

As at December 31, 2023	Sensitivity Range	Increase	Decrease
Crude Oil and Condensate Commodity Price	± US$10.00/bbl Applied to WTI, Condensate and Related Hedges	(1)	1
Crude Oil and Condensate Differential Price (1)	± US$2.50/bbl Applied to Differential Hedges Tied to Production	(4)	4
WCS (Hardisty) Differential Price	± US$5.00/bbl Applied to WCS Differential Hedges Tie to Production	—	—
Refined Products Commodity Price	± US$10.00/bbl Applied to Heating Oil and Gasoline Hedges	(3)	3
Natural Gas Commodity Price	± $1.00/Mcf Applied to Natural Gas Hedges Tied to Production	—	—
Natural Gas Basis Price	± US$0.50/Mcf Applied to Natural Gas Basis Hedges	—	—
Power Commodity Price	± C$20.00/MWh Applied to Power Hedges	92	(92)
U.S. to Canadian Dollar Exchange Rate	± $0.05 in the U.S. to Canadian Dollar Exchange Rate	—	—
(1)Excluding WCS at Hardisty.
In respect of these financial instruments, the impact of changes in the Canadian per U.S. dollar exchange rate would have resulted in a change to the foreign exchange (gain) loss as follows:

As at December 31,	2024	2023
$0.05 Increase in the Canadian per U.S. Dollar Foreign Exchange Rate	196	197
$0.05 Decrease in the Canadian per U.S. Dollar Foreign Exchange Rate	(196)	(197)

Summary of Earnings Impact of (Gain) Loss from Risk Management Positions
As at December 31, 2023, changes in WCS forward prices, with fluctuations in all other variables held constant, could have impacted earnings before income tax as follows:

	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $10.00 per barrel	(21)	45